LEASES - Components of lease cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
LEASES
Operating lease cost	¥ 2,917,711	$ 416,441	¥ 2,331,919	¥ 1,399,217
Variable lease cost	199,976	28,542	122,187	99,981
Total lease cost	¥ 3,117,687	$ 444,983	¥ 2,454,106	¥ 1,499,198